Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Schedule of Goodwill [Table Text Block]

(dollars in millions)	Balance as of January 1, 2019	Goodwill resulting from business combinations	Foreign currency translation and other	Balance as of December 31, 2019
Otis	$1,688	$16	$(57)	$1,647
Carrier	9,835	1	(29)	9,807
Pratt & Whitney	1,567	—	(4)	1,563
Collins Aerospace Systems	35,001	75	(51)	35,025
Total Segments	48,091	92	(141)	48,042
Eliminations and other	21	—	—	21
Total	$48,112	$92	$(141)	$48,063

Intangible Assets Disclosure [Table Text Block]

	2019		2018
(dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Service portfolios	$2,105	$(1,626)	$2,164	$(1,608)
Patents and trademarks	356	(250)	361	(236)
Collaboration intangible assets	4,862	(920)	4,509	(649)
Customer relationships and other	23,210	(5,607)	22,525	(4,560)
	30,533	(8,403)	29,559	(7,053)
Unamortized:
Trademarks and other	3,916	—	3,918	—
Total	$34,449	$(8,403)	$33,477	$(7,053)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

(dollars in millions)	2020	2021	2022	2023	2024
Amortization expense	$1,438	$1,420	$1,420	$1,411	$1,381